Stock-Based Compensation - Assumptions used in Black-Scholes (Details) - Archer Aviation Inc - Stock options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Employee
Assumptions used in the Black-Scholes option pricing model
Risk-free interest rate, minimum		0.52%
Risk-free interest rate, maximum		1.52%
Risk-free interest rate	0.62%
Expected term (in years)	6 years 3 months 25 days
Expected volatility, minimum		60.00%
Expected volatility, maximum		70.00%
Expected volatility	87.94%
Dividend yield	0.00%	0.00%
Grant date fair value per share	$ 13.65
Employee | Maximum
Assumptions used in the Black-Scholes option pricing model
Expected term (in years)		6 years 3 months 25 days
Grant date fair value per share		$ 0.08
Employee | Minimum
Assumptions used in the Black-Scholes option pricing model
Expected term (in years)		6 years 7 days
Grant date fair value per share		$ 0.02
Non-employee
Assumptions used in the Black-Scholes option pricing model
Risk-free interest rate	1.08%	0.79%
Expected term (in years)	10 years	10 years
Expected volatility	88.03%	60.00%
Dividend yield	0.00%	0.00%
Grant date fair value per share	$ 13.68	$ 0.10